Document and Entity Information	Dec. 29, 2021
Cover [Abstract]
Entity Registrant Name	Evoke Pharma Inc
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001403708
Document Type	8-K
Document Period End Date	Dec. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36075
Entity Tax Identification Number	20-8447886
Entity Address, Address Line One	420 Stevens Avenue
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(858)
Local Phone Number	345-1494
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EVOK
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false